SCHEDULE OF WARRANT DERIVATIVE LIABILITY (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
IfrsStatementLineItems [Line Items]
Warrant derivative liability, Beginning balance	$ 2,198,121
Warrant derivative liability, Ending balance	$ 2,220,610
Warrants [member]
IfrsStatementLineItems [Line Items]
Warrant derivative liability, Beginning balance		$ 2,198,121	$ 4,196,125
Warrants issued			7,282,325
Warrants exercised			(3,661,283)
Change in fair value of warrants outstanding		22,489	(1,842,618)
Reclassify amended warrants to equity			(3,776,428)
Warrant derivative liability, Ending balance		$ 2,220,610	$ 2,198,121